Summary of Significant Accounting Policies - Goodwill, Trademarks and Intangible Assets (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Schedule of Intangible Assets and Goodwill [Line Items]
Goodwill impairment charge		$ 2,000,000
Useful lives of other intangible assets	5 years
Indefinite-lived intangible assets | Relief-from-royalty method | Fresh Express trademarks
Schedule of Intangible Assets and Goodwill [Line Items]
Impairment review of intangible assets (including goodwill), discount rate	12.50%	13.00%	14.50%
Impairment review of intangible assets, royalty rate	1.00%	1.00%	1.00%
Fair value inputs, potential change in discount rate		100.00%
Potential change in royalty rate		50.00%
Effect on impairment of intangible assets due from potential change in royalty rate		18,000,000
Effect on impairment of indefinite-lived intangible assets from potential change in discount rate		3,000,000
Indefinite-lived intangible assets | Relief-from-royalty method | Chiquita trademarks
Schedule of Intangible Assets and Goodwill [Line Items]
Impairment review of intangible assets (including goodwill), discount rate	11.00%	11.00%	11.50%
Impairment review of intangible assets, royalty rate	2.50%	2.50%	2.50%
Salads and Healthy Snacks | Fresh Express
Schedule of Intangible Assets and Goodwill [Line Items]
Goodwill impairment charge				157,000,000
Goodwill impairment charge, after tax				157,000,000
Salads and Healthy Snacks | Fresh Express | Customer relationships
Schedule of Intangible Assets and Goodwill [Line Items]
Useful lives of other intangible assets	9 years
Salads and Healthy Snacks | Fresh Express | Patented technology
Schedule of Intangible Assets and Goodwill [Line Items]
Useful lives of other intangible assets			7 years
Salads and Healthy Snacks | Fresh Express | Fresh Express trademarks
Schedule of Intangible Assets and Goodwill [Line Items]
Impairment charge to the Fresh Express trademark			23,000,000
Impairment charge to the Fresh Express trademark, after tax			14,000,000
Salads and Healthy Snacks | Fresh Express | Income approach
Schedule of Intangible Assets and Goodwill [Line Items]
The effect on goodwill impairment from potential change in discount rate			8,000,000
Salads and Healthy Snacks | Fresh Express | Market Approach Valuation Technique
Schedule of Intangible Assets and Goodwill [Line Items]
The effect on goodwill impairment from potential change in revenue and EBITDA			10,000,000
Salads and Healthy Snacks | Fresh Express | Goodwill | Income approach
Schedule of Intangible Assets and Goodwill [Line Items]
Impairment review of intangible assets (including goodwill), discount rate	12.50%	13.00%	14.50%
Fair value inputs, potential change in discount rate			100.00%
Salads and Healthy Snacks | Fresh Express | Goodwill | Market Approach Valuation Technique
Schedule of Intangible Assets and Goodwill [Line Items]
Potential change in revenue and earnings before interest, taxes, depreciation and amortizations			(5.00%)
Restructuring
Schedule of Intangible Assets and Goodwill [Line Items]
Goodwill impairment charge			2,000,000